Inventories	6 Months Ended
Jun. 24, 2012
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

	At December 31,
	2011	2010
	(In thousands)
Raw materials	$242	$380
Finished goods	60,214	51,489
Total inventories	$60,456	$51,869
INVENTORIES
Inventories consist of the following:

	June 24, 2012	December 31, 2011
	(In thousands)
Raw materials	$281	$242
Finished goods	71,147	60,214
Total inventories	$71,428	$60,456